Consolidated Statement of Financial Position - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment, net		$ 449,589	$ 3,404,826
Right-of-use assets, net		85,134	549,688
Intangible assets, net			15,918,759
Total non-current assets		534,723	19,873,273
Current assets
Inventories		2,484,290	6,427,227
Prepayments		5,168,362	6,292,489
Trade and other receivables, net		4,256,030	4,166,506
Prepaid income tax		74,972	492,623
Restricted bank deposits		253,188	592,652
Cash and bank balances		966,807	2,963,301
Asset classified as held for sale		640,000
Total current assets		13,843,649	20,934,798
Total assets		14,378,372	40,808,071
Current liabilities
Trade and other payables		3,955,210	3,416,269
Contract liabilities		258,096	2,774,460
Bank borrowings		5,622,926	10,313,887
Other borrowings	[1]	356,431	1,130,141
Amounts due to an ultimate beneficial shareholder		310,696	1,142,024
Lease liabilities		40,057	121,335
Income tax payable		10,385
Total current liabilities		10,553,801	18,898,116
Net current assets		3,289,848	2,036,682
Non-current liabilities
Bank borrowings			39,103
Amounts due to an ultimate beneficial shareholder			12,300,650
Lease liabilities		53,720	462,110
Total non-current liabilities		53,720	12,801,863
Total liabilities		10,607,521	31,699,979
Capital and reserves
Share capital		132,425	132,425
Capital reserves		30,052,790	30,052,790
Accumulated comprehensive losses		(26,414,364)	(21,077,123)
Total equity		3,770,851	9,108,092
Total liabilities and equity		$ 14,378,372	$ 40,808,071

[1]	Included in other borrowings, an aggregate loan balance from related parties of nil (2024: USD425,255) was unsecured, interest-free or interest bearing at nil (2024: 8% p.a.). A principal amount of USD356,431 (2024: USD704,886) was unsecured, interest bearing at 3.6% p.a. (2024: interest free or interest bearing at 6% to 7.2% p.a). All these balances were repayable within one year after the end of the reporting period.